Goodwill - Details of the Changes in Goodwill (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of reconciliation of changes in goodwill [abstract]
Beginning balance	₩ 2,072,493	₩ 3,357,524
Acquisition	2,516	111,928
Other	0	(43)
Spin-off	0	(1,396,916)
Ending balance	₩ 2,075,009	₩ 2,072,493